Reinsurance - Schedule of premiums written and earned (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policy Fees
Net Amount	$ 2,105	$ 735	$ 5,091	$ 5,653	$ 4,341
Policyholder benefits
Policyholder benefits	$ 2,495	$ 1,168	6,720	7,387	6,602
Long-Duration Insurance
Premiums
Direct			4,739	4,603	4,384
Assumed			1,318	2,265	1,073
Ceded			(966)	(1,215)	(1,116)
Net			5,091	5,653	4,341
Policy Fees
Direct			2,992	3,090	2,957
Assumed			0	0	0
Ceded			(78)	(85)	(83)
Net Amount			2,914	3,005	2,874
Policyholder benefits
Direct			8,864	10,029	9,092
Assumed			74	47	32
Ceded			(2,218)	(2,689)	(2,522)
Policyholder benefits			$ 6,720	$ 7,387	$ 6,602